Customer Loan ID	Seller ID Number	Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
7100000010	XXXXX	XXX-00896	XXX		XXX	896	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Acknowledged by Client	XX/XX/XXXX	2	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.	11.2.23 - Exception approved for LTV increase to XXXX% for the cash out loan, guides state max cash out LTV is XXXX%. Compensating factors include DSCR of at least XXXX, reserves of at least XXXX months, and experienced investor.10.24.23 - Updated 1008 provided which shows the incorrect appraised value of $XXXXk. Per appraisal, it should be $XXXXk ; exception remains.	XX/XX/XXXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Complete	Exception approved for LTV increase to XXX% for the cash out loan, guides state max cash out LTV is XXX%. Compensating factors include DSCR of at least XXX, reserves of at least XXX months, and experienced investor
7100000010	XXXXX	XXX-01245	XXX		XXX	1245	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Credit	Transmittal Summary is Missing	Cleared	XX/XX/XXXX	1	Transmittal Summary is Missing	The transmittal summary is Missing	10.19.23 - Transmittal summary provided	XX/XX/XXXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Complete	The transmittal summary is Present; exception resolved
7100000010	XXXXX	XXX-03782	XXX		XXX	3782	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Property	No Property Findings	Cleared	XX/XX/XXXX	1	No Property Findings	Property and valuations related findings were not identified on the loan.			Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX. ;		Complete
7100000011	XXXXX	XXX-03602	XXX	XXX	3602	XXXXX	Cash Out: Home Improvement Renovation	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Compliance	No Compliance Findings	Cleared	XX/XX/XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																								;		Complete
7100000011	XXXXX	XXX-03603	XXX	XXX	3603	XXXXX	Cash Out: Home Improvement Renovation	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared	XX/XX/XXXX	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																								;		Complete
7100000012	XXXXX	XXX-03602	XXX	XXX	3602	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Compliance	No Compliance Findings	Cleared	XX/XX/XXXX	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																								;		Complete
7100000012	XXXXX	XXX-03603	XXX	XXX	3603	XXXXX	Cash Out: Other Multi purpose Unknown purpose	Investment Property	XX/XX/XXXX	XXX	XXXXXX	Closed	XX/XX/XXXX	Credit	No Credit Findings	Cleared	XX/XX/XXXX	1	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																								;		Complete